Additional Information on the Nature of Comprehensive Loss Components	12 Months Ended
Dec. 31, 2021
Disclosure of Additional Information on the Nature of Comprehensive Loss Components [Abstract]
Additional information on the nature of comprehensive loss components
18.	Additional information on the nature of comprehensive loss components

	Year Ended
	December 31,
	2021	2020
Expenses for employee benefits
Operating and maintenance costs	$528,658	$182,628
Professional fees	91,249	40,491
Share based compensation	7,804,271	1,247,551
	$8,424,178	$1,470,670
Net financial expenses
Interest on loans	$96,134	$41,992
Interest on lease liabilities	236,680	216,435
	$332,814	$258,427